Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease liabilities, beginning balance	$ 3,061,536	$ 2,891,442
Additions	463,516	470,859
Modifications	73,322	114,551
Disposals	(63,857)	(59,780)
Interest cost	247,828	231,661
Foreign exchange effect	2,055	(3,802)
Paymemt	(631,019)	(583,395)	$ (529,074)
Lease liabilities, ending balance	3,153,381	3,061,536	$ 2,891,442
Current	409,125	391,158
Non current	$ 2,744,256	$ 2,670,378